Series A Notes, Net Of Current Maturities (Narrative) (Details)	1 Months Ended		12 Months Ended
	Jun. 30, 2010 USD ($)	Jun. 30, 2010 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)
Series A Notes, Net Of Current Maturities [Abstract]
Notes issued		1,100,000,000
Proceeds from issuance of Series A Notes	283,000,000			283,213,000
Description of maturity period	payable in 10 equal annual installments on June 30 of each of the years 2011 through 2020.	payable in 10 equal annual installments on June 30 of each of the years 2011 through 2020.
Fixed interest rate of Series A Notes				4.84%
Maturity date of first interest payment	December 30, 2010	December 30, 2010
Maturity date of last interest payment	June 30, 2020	June 30, 2020
Interest expense on Series A Notes			5,640,000
Series A Notes issuance costs				2,530,000
Series A Notes issuance costs, discount			2,164,000
Amortization of deferred issuance costs			366,000
Amortization of Series A Notes discount and related issuance costs			$ 422,000	$ (258,000)
Variable rate basis of fair value hedge transactions			Under the cross currency interest rate swaps, the Company will receive fixed NIS at a rate of 4.84% on NIS 1.1 billion and pay floating six-month USD LIBOR + an average spread of 1.65% on $287,000, which reflects the U.S. dollar value of the Series A Notes on the specific dates the transactions were entered.	The purpose of these transactions was to convert the NIS fixed rate Series A Notes into USD LIBOR (6 months) floating rate obligations. As a result of these agreements, the Company is currently paying an effective interest rate of six-month LIBOR (0.45% at December 31, 2011) plus an average of 1.65% on the principal amount, as compared to the original 4.84% fixed rate.